Investment in finance and sales-type leases, net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Flight Equipment, Net [Abstract]
Sales-type and direct financing leases, impairment charge		$ 22.0
Sales-type and financing leases, interest income	$ 54.1	$ 60.0